Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Earn-Out Shares Contingent Consideration	Lock-Up Shares Contingent Consideration	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Earn-Out Shares Contingent Consideration	Common Stock Lock-Up Shares Contingent Consideration	Common Stock Cumulative Effect, Period of Adoption, Adjustment	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Earn-Out Shares Contingent Consideration	Additional Paid-in Capital Lock-Up Shares Contingent Consideration	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Redeemable Convertible Series C Preferred	Redeemable Convertible Series C Preferred Cumulative Effect, Period of Adoption, Adjustment	Redeemable Convertible Series C Preferred Cumulative Effect, Period of Adoption, Adjusted Balance	Common Units	Common Units Cumulative Effect, Period of Adoption, Adjustment	Common Units Cumulative Effect, Period of Adoption, Adjusted Balance	Series A and B Preferred Units Preferred Stock	Series A and B Preferred Units Preferred Stock Cumulative Effect, Period of Adoption, Adjustment	Series A and B Preferred Units Preferred Stock Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance, redeemable convertible (in units) at Dec. 31, 2017																					21,906,852	7,628,249	14,278,603	22,073,571	22,073,571	0
Beginning balance, redeemable convertible at Dec. 31, 2017																					$ 78,207		$ 78,207	$ 3,011	$ 3,011	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Fair value adjustment of redemption option	$ 63,311																				$ 63,311
Ending balance, redeemable convertible (in units) at Dec. 31, 2018																					14,278,603			0
Ending balance, redeemable convertible at Dec. 31, 2018																					$ 141,518			$ 0
Beginning balance (in shares) at Dec. 31, 2017						0			37,631,052	37,631,052																	29,058,266	29,058,266	0
Beginning balance at Dec. 31, 2017	(74,869)			$ 0	$ (74,869)	$ 0			$ 376	$ 376	$ 0			$ 3,113	$ 3,113	$ (78,358)		$ (78,358)	$ 0	$ 0							$ 478	$ 478	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value adjustment of redemption option	(63,311)															(63,311)
Distribution to Open Lending, LLC unitholders	(26,420)															(26,420)
Share-based compensation plan	2,529										2,529
Net income (loss)	28,279															28,279
Ending balance (in shares) at Dec. 31, 2018						37,631,052																					0
Ending balance at Dec. 31, 2018	$ (133,792)			$ 32,768		$ 376					5,642					(139,810)	$ 32,768		0								$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2014-09
Fair value adjustment of redemption option	$ 163,425																				$ 163,425
Ending balance, redeemable convertible (in units) at Dec. 31, 2019																					14,278,603			0
Ending balance, redeemable convertible at Dec. 31, 2019																					$ 304,943			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value adjustment of redemption option	(163,425)															(163,425)
Distribution to Open Lending, LLC unitholders	(34,858)															(34,858)
Share-based compensation plan	1,984										1,984
Net income (loss)	62,544															62,544
Ending balance (in shares) at Dec. 31, 2019						37,631,052																					0
Ending balance at Dec. 31, 2019	(234,779)					$ 376					7,626					(242,781)			0								$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Fair value adjustment of redemption option	(47,537)																				$ (47,537)
Recapitalization transaction, net of transaction costs (in units)																					(14,278,603)
Recapitalization transaction, net of transaction costs																					$ (257,406)
Ending balance, redeemable convertible (in units) at Dec. 31, 2020																					0			0
Ending balance, redeemable convertible at Dec. 31, 2020																					$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value adjustment of redemption option	47,537															47,537
Distribution to Open Lending, LLC unitholders	(135,598)															(135,598)
Recapitalization transaction, net of transaction costs (in shares)						54,218,857
Recapitalization transaction, net of transaction costs	242,543					$ 542					242,001
Deferred tax asset	1,874										1,874
Fair value of contingent consideration at June 10, 2020	(347,089)										(347,089)
Share-based compensation plan	2,828										2,828
Stock warrant exercise (in shares)						9,160,776
Stock warrant exercise	105,349					$ 92					105,257
Stock issued during period, acquisitions (in shares)							23,750,000	3,437,500
Stock issued during period, acquisitions		$ 419,844	$ 59,177				$ 238	$ 34				$ 419,606	$ 59,143
Shares repurchase (in shares)						(1,395,089)
Share repurchase	(37,500)																		(37,500)
Net income (loss)	(97,564)															(97,564)
Ending balance (in shares) at Dec. 31, 2020						126,803,096																					0
Ending balance at Dec. 31, 2020	$ 26,622					$ 1,282					$ 491,246					$ (428,406)			$ (37,500)								$ 0